CAPITAL RISK MANAGEMENT - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Long-term debt	$ 35,872	$ 38,200
Canada Infrastructure Bank Credit Facility due 2052 1.000%
Disclosure of detailed information about business combination [line items]
Long-term debt	$ 71	$ 64